Warrant Liabilities - Schedule of Unaudited Condensed Consolidated Balance Sheet (Details)	Dec. 31, 2024 CNY (¥)
As Originally Reported [Member]
Schedule of Unaudited Condensed Consolidated Balance Sheet [Line Items]
Convertible notes	¥ 6,888,414
Warrant liabilities
Total Current Liabilities	234,214,852
Total Liabilities	241,403,183
Additional paid-in capital	207,528,841
Accumulated deficit	(133,356,964)
Accumulated other comprehensive loss	(619,179)
Total Shareholders’ Equity	73,575,206
Revision of Prior Period, Adjustment [Member]
Schedule of Unaudited Condensed Consolidated Balance Sheet [Line Items]
Convertible notes	(436,073)
Warrant liabilities	1,239,814
Total Current Liabilities	803,741
Total Liabilities	803,741
Additional paid-in capital	(1,701,018)
Accumulated deficit	871,115
Accumulated other comprehensive loss	26,162
Total Shareholders’ Equity	(803,741)
As Adjusted [Member]
Schedule of Unaudited Condensed Consolidated Balance Sheet [Line Items]
Convertible notes	6,452,341
Warrant liabilities	1,239,814
Total Current Liabilities	235,018,593
Total Liabilities	242,206,924
Additional paid-in capital	205,827,823
Accumulated deficit	(132,485,849)
Accumulated other comprehensive loss	(593,017)
Total Shareholders’ Equity	¥ 72,771,465